[GRAPHIC OMITTED]
PNC
ALTERNATIVE INVESTMENT FUNDS


                    PNC ALTERNATIVE STRATEGIES TEDI FUND LLC


                         Supplement dated June 15, 2010

                     to the Prospectus dated August 3, 2009

         THIS SUPPLEMENT CONTAINS IMPORTANT CHANGES TO THE INFORMATION
                   CONTAINED IN THE PROSPECTUS. IT SHOULD BE
                    READ IN CONJUNCTION WITH THE PROSPECTUS.

         EFFECTIVE JUNE 4, 2010, MICHAEL ABBOTT IS NO LONGER A PORTFOLIO MANAGER OF THE PNC ALTERNATIVE STRATEGIES MASTER FUND LLC (THE "MASTER FUND"). THE INFORMATION FOR MR. ABBOTT IS DELETED. JILL E. SCHURTZ HAS BEEN ADDED TO THE MASTER FUND PORTFOLIO MANAGEMENT TEAM EFFECTIVE JUNE 4, 2010. AS A RESULT OF THIS CHANGE, THE FOLLOWING INFORMATION SHOULD BE ADDED UNDER THE HEADING "THE ADVISER" ON PAGE 49 OF THE PROSPECTUS:

         Investment decisions for the Master Fund are made with the oversight of the Adviser's Investment Committee, comprised of Jill E. Schurtz, the Chief Executive Officer of the Robeco-Sage division of the Adviser, Mr. Platkin, Mr. Wolf, and Glenn E. Sloat, the Head of Operational Due Diligence of the Robeco-Sage division of the Adviser.

         JILL E. SCHURTZ, Chief Executive Officer of the Robeco-Sage division of the Adviser, joined the Adviser in early 2008 and served as the firm's Chief Operating Officer until June 2010, when she assumed the role of CEO. Prior to joining the firm, she spent a year and a half at Knight Equity Markets, L.P. as a Director in Research Sales, where she worked closely with research analysts and sales traders to introduce the firm's offerings to institutional clients, hedge funds, and other broker/dealers. Ms. Schurtz was also a lawyer with Skadden, Arps, Slate, Meagher, & Flom LLP for six years, focusing on complex tax strategies relating to financial products, capital markets transactions, and mergers and acquisitions. Her other affiliations include two years as an investment banker at U.S. Bancorp Piper Jaffray in the Communications and Computing group where she was a Vice President, and the U.S. military where she served for seven years, attaining the rank of Captain. Ms. Schurtz holds a B.S. degree from the United States Military Academy, West Point and a J.D. from Columbia University School of Law. She has 12 years of industry experience and is admitted to practice law in New York and Illinois.

         The following table sets forth information about funds and accounts other than the Master Fund for which Ms. Schurtz is primarily responsible for the day-to-day portfolio management as of June 4, 2010.

------------------------------------ ----------------------------- ------------------------------- ---------------------------
                                        Registered Investment        Pooled Investment Vehicles          Other Accounts
                                         Companies Managed by              Managed by the                Managed by the
                                        The Portfolio Manager            Portfolio Manager             Portfolio Manager
------------------------------------ ----------------------------- ------------------------------- ---------------------------
------------------------------------ ------------- --------------- ------------- ----------------- --------- -----------------
Name of Fund's Portfolio Manager        Number      Total Assets      Number       Total Assets     Number     Total Assets
------------------------------------ ------------- --------------- ------------- ----------------- --------- -----------------
------------------------------------ ------------- --------------- ------------- ----------------- --------- -----------------
Jill E. Schurtz                           8         $252,334,000        8         $1,007,515,000      1        $20,976,000
------------------------------------ ------------- --------------- ------------- ----------------- --------- -----------------

-------------------------------- ----------------------------- ------------------------------- -------------------------------
                                    Registered Investment        Pooled Investment Vehicles            Other Accounts
                                     Companies Managed by              Managed by the                  Managed by the
                                    The Portfolio Manager            Portfolio Manager               Portfolio Manager
-------------------------------- ----------------------------- ------------------------------- -------------------------------
-------------------------------- -------------- -------------- ------------- ----------------- ------------- -----------------
                                                Total Assets                    Total Assets                   Total Assets
                                  Number with       with        Number with        with         Number with        with
                                  Performance-   Performance-   Performance-   Performance-     Performance-   Performance-
Name of Fund's Portfolio Manager   Based Fees    Based Fees      Based Fees     Based Fees       Based Fees     Based Fees
-------------------------------- -------------- -------------- ------------- ----------------- ------------- -----------------
-------------------------------- -------------- -------------- ------------- ----------------- ------------- -----------------
Jill E. Schurtz                        0             N/A            4          $140,330,000         0              N/A
-------------------------------- -------------- -------------- ------------- ----------------- ------------- -----------------

------------------
         As of June 4, 2010, Ms. Schurtz did not beneficially own any securities in the Fund or the Master Fund.